Other Noncurrent Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Noncurrent liabilities and other
Accrued employees costs	$ 180,563	$ 181,890
Noncurrent deferred revenue	30,988	80,560
Accrued pension liability	21,373	14,926
Other	11,744	14,644
Other noncurrent liabilities	$ 244,668	$ 292,020